UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

SSL-DOCS2 70128344v15

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

     We are pleased to present this semiannual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally advanced during the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including the potential effects of the European financial crisis and slower growing emerging markets on U.S. exports.

In light of current uncertainties surrounding fiscal policy and tax reforms, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a successful resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy over the second half of the new year. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2012, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.23%, Class C shares returned 2.84%, Class I shares returned 3.45% and Class Z shares returned 3.42%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 3.34% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices during the reporting period.The fund’s Class A and Class C shares produced lower returns than its benchmark, as Connecticut bonds generally lagged national market averages. In addition, overweighted exposure to Puerto Rico bonds undermined the fund’s relative performance.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Dynamics Buoyed Municipal Bonds

The reporting period began in the wake of several months of U.S. economic recovery, in which investors responded positively to employment gains and increased manufacturing activity. However, the sustainability of the recovery was called into question in the spring. Most notably, the U.S. labor market’s rebound slowed as the public sector shed jobs and the private sector’s employment gains proved more anemic than expected.

These headwinds sparked a renewed flight to perceived safe havens, such as U.S. Treasury securities. However, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand as investors sought competitive levels of after-tax income in a low interest-rate environment. Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. On a more negative note, Connecticut’s economic recovery has continued to trail those of most other states, undermining credit conditions within the state.

In this environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally produced lower returns than market averages.

Connecticut Bonds Lagged National Market Averages

The fund’s relative performance was hampered by the underperformance of Connecticut municipal securities compared to national averages, which was primarily due to the state’s struggles with a heavy debt load, unfunded pension liabilities and lower-than-projected tax revenues. In addition, the fund was hurt by overweighted exposure to municipal bonds from Puerto Rico, which are tax-exempt for Connecticut residents. Like Connecticut, Puerto Rico has contended with a weak local economy and unfunded pension liabilities.

The fund achieved better relative results through an emphasis on higher yielding, revenue-backed municipal bonds, particularly those with credit ratings toward the lower end of the investment-grade range. The fund received especially robust contributions from municipal bonds backed by revenues from hospitals, educational institutions, and industrial development projects. Moreover, the fund benefited from a relatively long average duration, which boosted its participation in market rallies when long-term interest rates declined.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to uncertainty regarding future fiscal policies.We expect market volatility to increase at times amid potentially contentious negotiations to avert automatic federal tax hikes and spending cuts scheduled for early 2013.Therefore, while we have continued to favor income-oriented municipal bonds over their lower yielding counterparts, we have shortened the fund’s average duration toward a market-neutral position, and we have reduced its exposure to Puerto Rico bonds. In addition, we have continued to monitor the market for more attractive relative values among Connecticut municipal bonds.

November 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z and
Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results.
Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 4.61	$ 8.54	$ 3.28	$ 3.59
Ending value (after expenses)	$ 1,032.30	$ 1,028.40	$ 1,034.50	$ 1,034.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012
	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 4.58	$ 8.49	$ 3.26	$ 3.57
Ending value (after expenses)	$ 1,020.67	$ 1,016.79	$ 1,021.98	$ 1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.67% for Class C, .64% for Class I and .70% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.4%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut—78.4%
Connecticut,
GO	5.00	12/1/16	5,000,000	5,860,000
Connecticut,
GO	5.00	6/1/22	5,000,000	6,329,050
Connecticut,
GO	5.00	9/15/22	4,500,000	5,714,955
Connecticut,
GO	5.00	12/15/22	1,855,000	2,172,428
Connecticut,
GO	5.00	4/15/23	5,000,000	6,232,250
Connecticut,
GO	5.00	4/15/24	2,500,000	2,955,975
Connecticut,
GO	5.00	11/1/27	5,000,000	6,036,300
Connecticut,
GO	5.00	11/1/27	2,000,000	2,371,820
Connecticut,
GO	5.00	11/1/28	3,000,000	3,540,300
Connecticut,
GO	5.00	11/1/28	5,000,000	6,013,000
Connecticut,
GO	5.00	11/1/31	5,000,000	5,937,550
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	12/1/21	5,000,000	6,332,250
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	11/1/22	5,000,000	6,098,900
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	4,257,296
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/23	1,250,000	1,557,337
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,474,156

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.38	12/1/18	1,800,000	1,822,662
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.25	12/1/20	1,765,000	1,983,825
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.75	12/1/23	1,000,000	1,020,560
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,000,000	3,270,480
Connecticut Development Authority,
Solid Waste Disposal Facility Revenue
(PSEG Power LLC Project)	5.75	11/1/37	9,250,000	9,259,805
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000	5,272,740
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut
Project) (Insured; XLCA)	5.10	9/1/37	6,550,000	6,938,742
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	12,000,000	13,260,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000	4,171,831
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,492,693
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,568,092

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,362,680
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,216,420
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,763,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	15,664,045
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,111,650
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000	2,167,260
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,627,785
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue)	5.00	7/1/31	1,000,000	1,108,490
Connecticut Health and
Educational Facilities
Authority, Revenue
(Loomis Chaffee School
Issue) (Insured; AMBAC)	5.25	7/1/28	1,760,000	2,358,330
Connecticut Health and
Educational Facilities
Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,288,080

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,704,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	2,169,480
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,114,930
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/33	5,000,000	5,555,600
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	7,427,767
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus Hospital
Issue) (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/23	2,000,000	2,274,120
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,064,050
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,341,927
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	5,205,521

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,707,750
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000	7,353,320
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000	1,144,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,821,550
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,786,040
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,701,725
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,720,801
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,670,000	1,683,744
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,675,000	3,875,545
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	1,355,000	1,429,823

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,430,000	2,477,798
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,632,425
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	1,012,100
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,289,325
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000	3,417,000
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	1,795,000	1,801,552
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,026,880
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000	1,979,928
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000	5,482,750
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000	2,196,220

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/14	5,000	5,443
Hartford,
GO	5.00	7/15/16	1,775,000	2,017,128
Hartford,
GO	5.00	4/1/17	2,325,000	2,682,027
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	850,000	970,930
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,435,979
New Britain,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	5,783,175
New Haven,
GO	5.00	3/1/17	1,425,000	1,643,638
New Haven,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	3/1/29	1,000,000	1,123,430
Norwalk,
GO	5.00	7/15/24	1,000,000	1,261,210
South Central Connecticut Regional
Water Authority, Water
System Revenue	5.00	8/1/31	3,940,000	4,640,177
South Central Connecticut Regional
Water Authority, Water
System Revenue	5.00	8/1/32	1,370,000	1,628,779
South Central Connecticut Regional
Water Authority, Water
System Revenue	5.00	8/1/33	4,000,000	4,725,560
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000	2,633,860
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,264,500

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Stamford,
GO	5.00	7/1/21	4,410,000		5,653,752
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,196,600
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,197,000
University of Connecticut
GO	5.00	2/15/28	1,000,000		1,197,000
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/15/24	1,225,000		1,345,834
U.S. Related—19.0%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		3,003,180
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[a]	921,960
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,123,920
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,685,043
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,939,088
Guam Power Authority,
Revenue	5.00	10/1/34	2,000,000		2,169,660
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	750,000		774,307
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000		2,113,840
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	1,000,000		999,930

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000		6,284,880
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000		3,579,080
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000		5,183,119
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,235,600
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,000,000		3,053,760
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Prerefunded)	5.50	7/1/16	5,000,000	[b]	5,922,200
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	1,005,000		1,040,366
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	7,750,000		8,303,815
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	[a]	1,316,865
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000		1,597,020
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,484,440

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000	3,821,082
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	4,095,000	4,109,742
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,588,950

Total Investments (cost $352,120,362)			97.4%	379,669,377
Cash and Receivables (Net)			2.6%	9,964,174
Net Assets			100.0%	389,633,551

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	7.0
AA		Aa		AA	45.0
A		A		A	18.8
BBB		Baa		BBB	24.1
BB		Ba		BB	2.8
Not Rated[c]		Not Rated[c]		Not Rated[c]	2.3
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		352,120,362		379,669,377
Cash				4,931,775
Interest receivable				5,539,471
Receivable for shares of Beneficial Interest subscribed				90,792
Prepaid expenses				22,730
				390,254,145
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				274,636
Payable for shares of Beneficial Interest redeemed				273,277
Accrued expenses				72,681
				620,594
Net Assets ($)				389,633,551
Composition of Net Assets ($):
Paid-in capital				361,144,729
Accumulated undistributed investment income—net				13,233
Accumulated net realized gain (loss) on investments				926,574
Accumulated net unrealized appreciation
(depreciation) on investments				27,549,015
Net Assets ($)				389,633,551

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	240,904,273	16,882,847	13,999,550	117,846,881
Shares Outstanding	19,391,800	1,361,139	1,126,899	9,488,179
Net Asset Value Per Share ($)	12.42	12.40	12.42	12.42

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	7,959,699
Expenses:
Management fee—Note 3(a)	1,051,694
Shareholder servicing costs—Note 3(c)	416,676
Distribution fees—Note 3(b)	61,121
Professional fees	45,096
Registration fees	21,076
Custodian fees—Note 3(c)	17,681
Prospectus and shareholders’ reports	11,602
Trustees’ fees and expenses—Note 3(d)	8,454
Loan commitment fees—Note 2	2,211
Miscellaneous	20,606
Total Expenses	1,656,217
Less—reduction in fees due to earnings credits—Note 3(c)	(176)
Net Expenses	1,656,041
Investment Income—Net	6,303,658
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	773,978
Net unrealized appreciation (depreciation) on investments	5,255,884
Net Realized and Unrealized Gain (Loss) on Investments	6,029,862
Net Increase in Net Assets Resulting from Operations	12,333,520

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Operations ($):
Investment income—net	6,303,658	13,203,016
Net realized gain (loss) on investments	773,978	1,113,866
Net unrealized appreciation
(depreciation) on investments	5,255,884	25,971,421
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,333,520	40,288,303
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,846,458)	(8,104,790)
Class B Shares	—	(3,566)
Class C Shares	(203,079)	(473,633)
Class I Shares	(216,225)	(324,165)
Class Z Shares	(2,024,663)	(4,260,884)
Total Dividends	(6,290,425)	(13,167,038)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	16,101,439	14,060,787
Class B Shares	—	473
Class C Shares	1,295,252	916,850
Class I Shares	4,725,817	7,663,190
Class Z Shares	2,971,878	7,463,443
Dividends reinvested:
Class A Shares	2,791,734	5,718,231
Class B Shares	—	2,149
Class C Shares	147,302	355,214
Class I Shares	109,651	120,150
Class Z Shares	1,518,932	3,252,196
Cost of shares redeemed:
Class A Shares	(9,133,372)	(24,394,934)
Class B Shares	—	(365,169)
Class C Shares	(637,933)	(3,017,366)
Class I Shares	(4,018,861)	(1,672,086)
Class Z Shares	(3,392,874)	(10,303,509)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	12,478,965	(200,381)
Total Increase (Decrease) in Net Assets	18,522,060	26,920,884
Net Assets ($):
Beginning of Period	371,111,491	344,190,607
End of Period	389,633,551	371,111,491
Undistributed investment income—net	13,233	—

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	1,304,793	1,168,015
Shares issued for dividends reinvested	225,593	481,247
Shares redeemed	(739,522)	(2,059,435)
Net Increase (Decrease) in Shares Outstanding	790,864	(410,173)
Class Bb
Shares sold	—	41
Shares issued for dividends reinvested	—	184
Shares redeemed	—	(31,199)
Net Increase (Decrease) in Shares Outstanding	—	(30,974)
Class C
Shares sold	104,845	76,190
Shares issued for dividends reinvested	11,924	30,001
Shares redeemed	(51,990)	(254,511)
Net Increase (Decrease) in Shares Outstanding	64,779	(148,320)
Class I
Shares sold	381,088	634,801
Shares issued for dividends reinvested	8,858	9,969
Shares redeemed	(326,352)	(139,098)
Net Increase (Decrease) in Shares Outstanding	63,594	505,672
Class Z
Shares sold	240,565	622,167
Shares issued for dividends reinvested	122,794	273,823
Shares redeemed	(275,232)	(871,874)
Net Increase (Decrease) in Shares Outstanding	88,127	24,116

a	Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 6,687 Class B shares representing $78,217, were automatically converted to 6,685 Class A shares .
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.23		11.32	11.68	11.16	11.55	11.87
Investment Operations:
Investment income—net[a]	.20		.44	.45	.47	.47	.48
Net realized and unrealized
gain (loss) on investments	.19		.91	(.36)	.52	(.39)	(.30)
Total from Investment Operations	.39		1.35	.09	.99	.08	.18
Distributions:
Dividends from
investment income—net	(.20)		(.44)	(.45)	(.47)	(.47)	(.48)
Dividends from net realized
gain on investments	—		—	—	—	—	(.02)
Total Distributions	(.20)		(.44)	(.45)	(.47)	(.47)	(.50)
Net asset value, end of period	12.42		12.23	11.32	11.68	11.16	11.55
Total Return (%)[b]	3.23	[c]	12.07	.75	8.98	.86	1.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	[d]	.91	.91	.90	.93	1.10
Ratio of net expenses
to average net assets	.90	[d]	.91	.91	.90	.93	1.09
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	—	.02	.20
Ratio of net investment income
to average net assets	3.26	[d]	3.69	3.90	4.07	4.29	4.12
Portfolio Turnover Rate	8.26	[c]	13.77	17.05	11.42	26.41	44.96
Net Assets, end of period
($ x 1,000)	240,904		227,398	215,132	246,190	238,183	248,300

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012				Year Ended April 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.21		11.30	11.66	11.14	11.53	11.85
Investment Operations:
Investment income—net[a]	.15		.35	.36	.38	.39	.39
Net realized and unrealized
gain (loss) on investments	.19		.91	(.36)	.52	(.39)	(.30)
Total from Investment Operations	.34		1.26	—	.90	—	.09
Distributions:
Dividends from
investment income—net	(.15)		(.35)	(.36)	(.38)	(.39)	(.39)
Dividends from net realized
gain on investments	—		—	—	—	—	(.02)
Total Distributions	(.15)		(.35)	(.36)	(.38)	(.39)	(.41)
Net asset value, end of period	12.40		12.21	11.30	11.66	11.14	11.53
Total Return (%)[b]	2.84	[c]	11.25	(.01)	8.17	.09	.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67	[d]	1.67	1.67	1.66	1.69	1.86
Ratio of net expenses
to average net assets	1.67	[d]	1.67	1.66	1.66	1.68	1.85
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	—	.02	.20
Ratio of net investment income
to average net assets	2.50	[d]	2.94	3.14	3.30	3.53	3.35
Portfolio Turnover Rate	8.26	[c]	13.77	17.05	11.42	26.41	44.96
Net Assets, end of period
($ x 1,000)	16,883		15,823	16,322	18,466	15,045	12,640

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class I Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	12.22		11.31	11.68	11.16	10.13
Investment Operations:
Investment income—net[b]	.21		.46	.48	.44	.19
Net realized and unrealized
gain (loss) on investments	.21		.92	(.37)	.58	1.03
Total from Investment Operations	.42		1.38	.11	1.02	1.22
Distributions:
Dividends from investment income—net	(.22)		(.47)	(.48)	(.50)	(.19)
Net asset value, end of period	12.42		12.22	11.31	11.68	11.16
Total Return (%)	3.45	[c]	12.38	.92	9.27	12.10	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	[d]	.65	.63	.70	.64	[d]
Ratio of net expenses to average net assets	.64	[d]	.65	.63	.65	.63	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	—	.02
Ratio of net investment income
to average net assets	3.50	[d]	3.90	4.16	4.30	4.70	[d]
Portfolio Turnover Rate	8.26	[c]	13.77	17.05	11.42	26.41
Net Assets, end of period ($ x 1,000)	14,000		12,999	6,309	5,441	11

a	From December 15, 2008 (commencement of initial offering) to April 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012				Year Ended April 30,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	12.22		11.31	11.67	11.16	11.55	11.79
Investment Operations:
Investment income—net[b]	.22		.46	.48	.49	.49	.46
Net realized and unrealized
gain (loss) on investments	.20		.91	(.37)	.51	(.39)	(.22)
Total from Investment Operations	.42		1.37	.11	1.00	.10	.24
Distributions:
Dividends from
investment income—net	(.22)		(.46)	(.47)	(.49)	(.49)	(.46)
Dividends from net realized
gain on investments	—		—	—	—	—	(.02)
Total Distributions	(.22)		(.46)	(.47)	(.49)	(.49)	(.48)
Net asset value, end of period	12.42		12.22	11.31	11.67	11.16	11.55
Total Return (%)	3.42	[c]	12.31	.97	9.11	1.03	2.04	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	[d]	.71	.70	.70	.76	.94	[d]
Ratio of net expenses
to average net assets	.70	[d]	.71	.70	.70	.76	.93	[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	—	.02	.20
Ratio of net investment income
to average net assets	3.46	[d]	3.89	4.11	4.27	4.46	4.31	[d]
Portfolio Turnover Rate	8.26	[c]	13.77	17.05	11.42	26.41	44.96
Net Assets, end of period
($ x 1,000)	117,847		114,892	106,076	112,728	108,416	118,444

a	As of the close of business on May 30, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	379,669,377	—	379,669,377

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was as follows: tax-exempt income $13,167,038. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 10, 2012, the $225 million unsecured credit facility with Citibank, N.A., was decreased to $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2012, the Distributor retained $10,682 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of.75% of the value of the average daily net assets. During the period ended October 31, 2012, Class C shares were charged $61,121, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2012, Class A and Class C shares were charged $295,797 and $20,374, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2012, Class Z shares were charged $27,768 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012,

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $39,492 for transfer agency services and $1,164 for cash management services. Cash management fees were partially offset by earnings credits of $136.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2012, the fund was charged $17,681 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended October 31, 2012, the fund was charged $1,292 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $40.

During the period ended October 31, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $180,961, Distribution Plan fees $10,591, Shareholder Services Plan fees $54,346, custodian fees $8,565, Chief Compliance Officer fees $2,654 and transfer agency per account fees $17,519.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2012, amounted to $35,379,957 and $30,727,305, respectively.

At October 31, 2012, accumulated net unrealized appreciation on investments was $27,549,015 consisting of $28,733,624 gross unrealized appreciation and $1,184,609 gross unrealized depreciation.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group median for all periods, ranking third and second of four funds in the Performance Group for the one- and two-year periods, respectively, and ranking fourth for the other periods, and at or above the Performance Universe median for most periods.The Board also noted that the fund’s yield performance was ranked first, second or third of four funds in the Performance Group for all of the one-year periods ended June 30th, and above the Performance Universe median for all ten of the one-year periods ended June 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund outperformed its Lipper category average in nine of the past ten calendar

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

years, including 2011. Dreyfus representatives discussed with the Board the reasons for the relative underperformance of the fund’s total return compared to the Performance Group medians for the applicable periods, and Dreyfus’ efforts to improve performance. The Board also received a presentation from the fund’s portfolio managers during which they discussed the fund’s investment strategy, including the emphasis on quality given the current market environment, and the factors that affected the fund’s performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with fund management’s efforts to improve performance, in light of the considerations described above.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
22	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Maryland Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

     We are pleased to present this semiannual report for Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally advanced during the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including the potential effects of the European financial crisis and slower growing emerging markets on U.S. exports.

In light of current uncertainties surrounding fiscal policy and tax reforms, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a successful resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy over the second half of the new year. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by Jeffrey Burger and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2012, Class A shares of Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.18%, and Class C shares returned 2.70%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Maryland, achieved a total return of 3.34% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices during the reporting period. The fund produced lower returns than its benchmark, as Maryland bonds generally lagged national market averages. In addition, the fund’s modestly short average duration undermined its relative performance.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Maryland state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Dynamics Buoyed Municipal Bonds

The reporting period began in the wake of several months of U.S. economic recovery, in which investors responded positively to employment gains and increased manufacturing activity. However, the sustainability of the recovery was called into question in the spring. Most notably, the U.S. labor market’s rebound slowed as the public sector shed jobs and the private sector’s employment gains proved more anemic than expected.

These headwinds sparked a renewed flight to perceived safe havens, such as U.S. Treasury securities. However, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand as investors sought competitive levels of after-tax income in a low interest-rate environment. Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. Finally, like many other states, Maryland has taken the difficult steps necessary to balance its budget, and credit conditions in the state generally have remained sound.

In this constructive environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged market averages.

Maryland Bonds Lagged National Market Averages

The fund’s relative performance was hampered by the underperformance of Maryland municipal securities compared to national averages. Maryland primarily issues high-grade securities, which lagged when investors sought higher yields from lower rated securities. In addition, relatively low issuance volumes in Maryland prevented the fund from establishing an average duration that was more in line with national averages, and a relatively short duration posture limited its participation in market rallies. Finally, exposure to higher quality, lower yielding market segments, such as securities backed by revenues from essential municipal services, weighed on the fund’s performance compared to the benchmark.

4

The fund achieved better relative results through an emphasis on higher yielding, revenue-backed municipal bonds. The fund received especially robust contributions from municipal bonds backed by revenues from hospitals and industrial development projects. Moreover, the fund benefited from tactical trades among municipal bonds that had been punished by economic concerns and rallied as those worries eased.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to uncertainty regarding future fiscal policies.We expect market volatility to increase at times amid potentially contentious negotiations to avert automatic federal tax hikes and spending cuts scheduled for early 2013. Therefore, while we have continued to favor income-oriented municipal bonds over their lower yielding counterparts, we are looking for opportunities to set the fund’s average duration in a range that is roughly in line with market averages. In addition, we have continued to monitor the market for more attractive relative values among Maryland municipal bonds.

November 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Maryland residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class C
Expenses paid per $1,000†	$ 4.92	$ 8.79
Ending value (after expenses)	$ 1,031.80	$ 1,027.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012
	Class A	Class C
Expenses paid per $1,000†	$ 4.89	$ 8.74
Ending value (after expenses)	$ 1,020.37	$ 1,016.53

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class A and 1.72% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.1%	Rate (%)	Date	Amount ($)	Value ($)
Maryland—80.6%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/19	1,575,000	1,960,056
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,908,558
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,811,520
Baltimore,
Project Revenue
(Wastewater Projects)	5.00	7/1/23	1,000,000	1,238,500
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	753,423
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	894,990
Howard County,
COP	8.15	2/15/20	605,000	884,238
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.75	7/1/34	3,000,000	3,059,220
Maryland,
GO (State and Loan
Facilities Loan)	5.00	11/1/18	3,000,000	3,733,920
Maryland,
GO (State and Local
Facilities Loan)	5.00	3/15/20	2,000,000	2,475,240
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	625,000	626,169
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	4.85	9/1/47	4,095,000	4,212,076
Maryland Economic Development
Corporation, EDR
(Terminal Project)	5.75	6/1/35	2,000,000	2,263,240

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	1,000,000		1,131,620
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.38	6/1/13	7,000,000	[a]	7,207,480
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.50	6/1/13	2,535,000	[a]	2,611,988
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,242,120
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		3,069,500
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	2,000,000		2,184,060
Maryland Economic Development
Corporation, Student Housing
Revenue (University of Maryland,
College Park Projects)	5.75	6/1/33	1,000,000		1,098,550
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,615,000		1,619,603
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000		1,751,645
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/23	835,000		992,322

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/32	1,000,000	1,091,870
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	3,039,775
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
Hospital Center Issue)	5.00	7/1/37	500,000	553,470
Maryland Health and Higher
Educational Facilities Authority,
Revenue (Charlestown
Community Issue)	6.13	1/1/30	1,250,000	1,465,262
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000	1,133,920
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000	1,738,395
Maryland Health and Higher
Educational Facilities
Authority, Revenue (MedStar
Health Issue)	5.00	8/15/41	500,000	556,895
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.00	7/1/31	500,000	551,755
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000	1,066,950
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,733,880

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Peninsula Regional
Medical Center Issue)	5.00	7/1/36	2,100,000		2,219,637
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/26	1,000,000		1,188,690
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/29	1,000,000		1,202,520
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/40	4,945,000		5,496,714
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,350,000		5,351,674
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,417,166
Maryland Health and Higher
Educational Facilities Authority,
Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	[b]	199,975
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	[b]	1,415,823
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,717,425

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,677,744
Maryland Transportation Authority,
Passenger Facility Charge
Revenue (Baltimore/Washington
International Thurgood
Marshall Airport)	5.00	6/1/22	2,345,000		2,801,618
Maryland Transportation Authority,
Transportation Facilities
Projects Revenue	5.00	7/1/25	2,000,000		2,483,220
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	1,455,000		1,851,473
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/21	2,000,000		2,524,300
Montgomery County,
Revenue (Trinity Health
Credit Group Issue)	5.00	12/1/40	1,000,000		1,125,350
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,492,479
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	24,000,000	[c]	10,040,640
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	2,945,000	[c]	886,386
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,580,000		1,624,951
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured; AMBAC)	5.50	4/1/16	8,000,000		8,171,120
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		3,072,030
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	10/1/22	2,000,000		2,584,100

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	4/1/26	1,000,000	1,218,770
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	2,035,023
Wicomico County,
Consolidated Public
Improvement GO	4.00	9/1/15	2,155,000	2,371,922
U.S. Related—15.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,104,740
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000	958,384
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,108,050
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,044,130
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	1,046,480
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	500,000	541,030
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000	1,039,360
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	1,097,940
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	1,064,710
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,500,000	3,601,675
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000	1,017,920

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000	1,184,725
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,285,512
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,580,000	1,771,354
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,768,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,500,000	1,761,945
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,794,475

Total Investments (cost $148,662,977)			96.1%	156,024,290

Cash and Receivables (Net)			3.9%	6,374,570

Net Assets			100.0%	162,398,860

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Non-income producing security; interest payments in default.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	9.8
AA		Aa		AA	39.5
A		A		A	22.8
BBB		Baa		BBB	17.6
BB		Ba		BB	2.1
Not Rated[d]		Not Rated[d]		Not Rated[d]	8.2
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	148,662,977	156,024,290
Cash		5,554,439
Interest receivable		2,028,727
Receivable for shares of Beneficial Interest subscribed		2,189
Prepaid expenses		14,044
		163,623,689
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		127,639
Payable for investment securities purchased		991,153
Payable for shares of Beneficial Interest redeemed		43,072
Accrued expenses		62,965
		1,224,829
Net Assets ($)		162,398,860
Composition of Net Assets ($):
Paid-in capital		162,731,659
Accumulated undistributed investment income—net		927
Accumulated net realized gain (loss) on investments		(7,695,039)
Accumulated net unrealized appreciation
(depreciation) on investments		7,361,313
Net Assets ($)		162,398,860

Net Asset Value Per Share
	Class A	Class C
Net Assets ($)	156,703,706	5,695,154
Shares Outstanding	12,481,354	453,349
Net Asset Value Per Share ($)	12.56	12.56

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	3,659,660
Expenses:
Management fee—Note 3(a)	450,027
Shareholder servicing costs—Note 3(c)	254,341
Professional fees	30,065
Distribution fees—Note 3(b)	21,651
Registration fees	11,749
Custodian fees—Note 3(c)	11,369
Prospectus and shareholders’ reports	8,225
Trustees’ fees and expenses—Note 3(d)	3,201
Loan commitment fees—Note 2	1,329
Miscellaneous	15,396
Total Expenses	807,353
Less—reduction in fees due to earnings credits—Note 3(c)	(77)
Net Expenses	807,276
Investment Income—Net	2,852,384
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	495,618
Net unrealized appreciation (depreciation) on investments	1,672,969
Net Realized and Unrealized Gain (Loss) on Investments	2,168,587
Net Increase in Net Assets Resulting from Operations	5,020,971

See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Operations ($):
Investment income—net	2,852,384	6,129,697
Net realized gain (loss) on investments	495,618	204,727
Net unrealized appreciation
(depreciation) on investments	1,672,969	9,794,401
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,020,971	16,128,825
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,772,352)	(5,962,957)
Class B Shares	—	(9,744)
Class C Shares	(79,105)	(141,211)
Total Dividends	(2,851,457)	(6,113,912)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,705,721	6,181,698
Class B Shares	—	485
Class C Shares	811,732	1,686,504
Dividends reinvested:
Class A Shares	2,097,423	4,473,067
Class B Shares	—	6,828
Class C Shares	41,834	86,775
Cost of shares redeemed:
Class A Shares	(6,374,734)	(19,102,340)
Class B Shares	—	(741,806)
Class C Shares	(574,055)	(680,887)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,292,079)	(8,089,676)
Total Increase (Decrease) in Net Assets	877,435	1,925,237
Net Assets ($):
Beginning of Period	161,521,425	159,596,188
End of Period	162,398,860	161,521,425
Unidstributed investment income—net	927	—

18

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	216,524	509,274
Shares issued for dividends reinvested	167,597	369,070
Shares redeemed	(510,044)	(1,577,954)
Net Increase (Decrease) in Shares Outstanding	(125,923)	(699,610)
Class Bb
Shares sold	—	40
Shares issued for dividends reinvested	—	570
Shares redeemed	—	(61,485)
Net Increase (Decrease) in Shares Outstanding	—	(60,875)
Class C
Shares sold	65,094	139,014
Shares issued for dividends reinvested	3,340	7,160
Shares redeemed	(45,889)	(55,774)
Net Increase (Decrease) in Shares Outstanding	22,545	90,400

a	Effectuve as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 44,454 Class B shares representing $534,493 were automatically converted to 44,453 Class A shares.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.39		11.64	11.98	11.29	11.83	12.24
Investment Operations:
Investment income—net[a]	.22		.46	.50	.51	.51	.49
Net realized and unrealized
gain (loss) on investments	.17		.75	(.34)	.68	(.54)	(.41)
Total from Investment Operations	.39		1.21	.16	1.19	(.03)	.08
Distributions:
Dividends from
investment income—net	(.22)		(.46)	(.50)	(.50)	(.51)	(.49)
Net asset value, end of period	12.56		12.39	11.64	11.98	11.29	11.83
Total Return (%)[b]	3.18	[c]	10.56	1.29	10.74	(.13)	.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.95	.95	.94	.95	.93
Ratio of net expenses
to average net assets	.96	[d]	.95	.95	.94	.94	.92
Ratio of net investment income
to average net assets	3.51	[d]	3.82	4.19	4.31	4.54	4.07
Portfolio Turnover Rate	10.55	[c]	16.01	12.19	9.96	14.86	17.25
Net Assets, end of period
($ x 1,000)	156,704		156,181	154,922	170,612	162,311	178,268

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

20

Six Months Ended
October 31, 2012				Year Ended April 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.40		11.65	11.99	11.30	11.84	12.25
Investment Operations:
Investment income—net[a]	.17		.36	.41	.41	.42	.39
Net realized and unrealized
gain (loss) on investments	.16		.76	(.35)	.69	(.54)	(.41)
Total from Investment Operations	.33		1.12	.06	1.10	(.12)	(.02)
Distributions:
Dividends from
investment income—net	(.17)		(.37)	(.40)	(.41)	(.42)	(.39)
Net asset value, end of period	12.56		12.40	11.65	11.99	11.30	11.84
Total Return (%)[b]	2.70	[c]	9.70	.52	9.88	(.90)	(.12)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	[d]	1.72	1.72	1.72	1.73	1.72
Ratio of net expenses
to average net assets	1.72	[d]	1.72	1.72	1.72	1.73	1.71
Ratio of net investment income
to average net assets	2.74	[d]	3.01	3.41	3.52	3.76	3.28
Portfolio Turnover Rate	10.55	[c]	16.01	12.19	9.96	14.86	17.25
Net Assets, end of period
($ x 1,000)	5,695		5,340	3,966	3,657	3,698	3,713

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers six series, including the Dreyfus Maryland Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Maryland state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

22

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market condi-tions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of

24

the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	154,408,492	1,615,798	156,024,290

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 4/30/2012	1,615,960
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(162)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 10/31/2012	1,615,798
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 10/31/2012	(162)

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

26

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $8,256,733 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, $6,917,527 of the carryover expires in fiscal year 2013, $625,584 expires in fiscal year 2017 and $713,622 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was as follows: tax-exempt income $6,113,912. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 10, 2012, the $225 million unsecured credit facility with Citibank, N.A., was decreased to $210 million. In connection there-

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on October 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31,2012, the Distributor retained $2,631 from commissions earned on sales of the fund’s Class A shares and $3,501 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2012, Class C shares were charged $21,651, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2012, Class A and Class C shares were charged $197,341 and $7,217, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

28

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $17,878 for transfer agency services and $505 for cash management services. Cash management fees were partially offset by earnings credits of $59.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2012, the fund was charged $11,369 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended October 31, 2012, the fund was charged $563 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $18.

During the period ended October 31, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $75,808, Distribution Plan fees $3,617, Shareholder Services Plan fees $34,458, custodian fees $4,566, Chief Compliance Officer fees $2,654 and transfer agency fees $6,536.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2012, amounted to $16,780,445 and $20,880,708, respectively.

At October 31, 2012, accumulated net unrealized appreciation on investments was $7,361,313 consisting of $9,583,077 gross unrealized appreciation and $2,221,764 gross unrealized depreciation.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On November 7, 2012, the Board of Trustees, on behalf of the fund and on November 6, 2012, the Board of Directors of Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), approved an Agreement and Plan of Reorganization.The merger is subject to the approval of the shareholders of the fund at a meeting to be held on or about February 28, 2013. If approved, the merger is anticipated to occur on or about April 12, 2013.The merger provides for the fund to transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A and Class C shares of the Acquiring Fund’s equal value to the assets less liabilities of the fund. The Acquiring Fund’s Class A and Class C shares will then be distributed to the fund’s shareholders on a pro rata basis in liquidation of the fund.The fund will be closed to new investors on November 26, 2012.

30

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group median and variously above, at and below the Performance Universe median for the various periods.The Board also noted that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended June 30th and above the Performance Universe median for all ten of the one-year periods ended June 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund outperformed its Lipper category average in eight of the ten calendar years. Dreyfus representatives discussed with the Board the reasons for the relative underperformance of the fund’s total return compared to the

32

Performance Group and Performance Universe medians for the applicable periods and Dreyfus’ efforts to improve performance. The Board also received a presentation from the fund’s portfolio managers during which they discussed the fund’s investment strategy, including the emphasis on quality given the current market environment, and the factors that affected the fund’s performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with fund management’s efforts to improve performance, in light of the considerations described above.

34

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	35

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
25	Notes to Financial Statements
34	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

     We are pleased to present this semiannual report for Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally advanced during the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including the potential effects of the European financial crisis and slower growing emerging markets on U.S. exports.

In light of current uncertainties surrounding fiscal policy and tax reforms, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a successful resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy over the second half of the new year. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2012, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.13%, Class C shares returned 2.73%, and Class Z shares returned 3.15%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 3.34% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices during the reporting period. The fund produced lower returns than its benchmark, as Massachusetts bonds generally lagged national market averages. In addition, the fund’s exposure to escrowed securities and Puerto Rico bonds undermined its relative performance.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Dynamics Supported Municipal Bonds

The reporting period began in the wake of several months of U.S. economic recovery, in which investors responded positively to employment gains and increased manufacturing activity. However, the recovery’s sustainability was called into question in the spring, when the U.S. labor market’s rebound slowed as the public sector shed jobs and the private sector’s employment gains proved more anemic than expected.

Although these headwinds sparked a renewed flight to perceived safe havens, such as U.S. Treasury securities, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand from investors seeking higher levels of after-tax income. Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. From a credit quality perspective, Massachusetts has continued to fare better than most other states due to a diverse economic base and prudent fiscal management.

In this environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged market averages.

Massachusetts Bonds Trailed National Market Averages

The fund’s relative performance was hampered by the underperformance of Massachusetts municipal securities compared to national averages. Massachusetts primarily issues high-grade debt, which lagged at a time when investors sought higher yields from riskier bonds. In addition, the fund’s holdings of Puerto Rico bonds, which are tax-exempt for Massachusetts residents, dampened returns as the U.S. territory struggled with unfunded pension liabilities and a weak economy. Finally, overweighted exposure to high quality escrowed bonds weighed on relative performance.

4

The fund achieved better relative results through a focus on higher yielding, revenue-backed municipal bonds and a corresponding de-emphasis on lower yielding general obligation bonds. The fund received especially robust contributions from municipal bonds backed by revenues from hospitals, educational institutions and the state’s settlement of litigation with U.S. tobacco companies. Moreover, a relatively long average duration boosted the fund’s participation in market rallies when long-term interest rates declined.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to uncertainty regarding future fiscal policies.We expect market volatility to increase at times amid potentially contentious negotiations to avert automatic federal tax hikes and spending cuts scheduled for early 2013. However, the Massachusetts economy has continued to fare well, and we expect the state’s credit condition to remain sound. Therefore, we have continued to favor income-oriented municipal bonds, and we have maintained the fund’s average duration in a range we consider slightly longer than market averages. In addition, we have continued to monitor the market for more attractive relative values among Massachusetts municipal bonds.

November 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class C	Class Z
Expenses paid per $1,000†	$ 4.81	$ 8.74	$ 3.74
Ending value (after expenses)	$ 1,031.30	$ 1,027.30	$ 1,031.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.79	$ 8.69	$ 3.72
Ending value (after expenses)	$ 1,020.47	$ 1,016.59	$ 1,021.53

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.71% for Class C and .73% for Class Z; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.5%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—82.5%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,096,118
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor Electric
Energy Company Project)	7.38	5/15/15	805,000		808,961
Boston Water and Sewer Commission,
Revenue (Prerefunded)	5.00	11/1/14	2,000,000	[a]	2,186,360
Cambridge,
GO	5.00	1/1/20	3,255,000		4,085,383
Holyoke,
Gas and Electric Department
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.38	12/1/12	1,245,000	[a]	1,250,316
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	[a]	1,989,268
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,925,000	[a]	2,086,835
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,436,096
Massachusetts,
GO	0.85	11/1/25	5,000,000	[b]	4,635,550
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,429,752
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,270,175
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,765,120
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,914,950
Massachusetts Bay Transportation
Authority, Assessment
Revenue (Prerefunded)	5.00	7/1/15	2,400,000	[a]	2,696,280

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	6.20	3/1/16	2,055,000		2,217,941
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		485,401
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	500,000		662,885
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000		1,274,110
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		4,066,140
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000	[c]	2,415,220
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000	[c,d]	3,793,463
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000	[c]	1,887,233
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,535,720
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	[c]	1,087,350
Massachusetts Development
Finance Agency, Revenue
(Assumption College Issue)
(Insured; Radian)	6.00	3/1/30	1,905,000	[c]	1,907,877
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000	[c]	1,156,700
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000	[c]	1,430,512

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000	[c]	1,668,328
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000	[c]	2,362,220
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000	[c]	743,928
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,553,640
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000	[c]	1,107,500
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,722,330
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		573,570
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	[c]	2,605,275
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000	[c]	1,636,632
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; National Public
Finance Guarantee Corp.)	5.63	1/1/14	2,000,000		2,010,600
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000		2,069,240
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	735,000	[c]	737,029
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	4,750,000	[c]	4,882,192

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	[c]	2,848,414
Massachusetts Health and
Educational Facilities Authority,
Revenue (Dana-Farber Cancer
Institute Issue)	5.25	12/1/27	1,000,000		1,140,700
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	5.00	12/15/24	2,350,000	[c]	2,884,884
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.00	7/1/20	1,000,000		1,118,950
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.38	7/1/35	1,000,000		1,086,180
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	[c]	5,706,320
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,000,000		2,287,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000		5,331,645

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	[c]	1,127,379
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Suffolk University Issue)	6.00	7/1/24	1,000,000	[c]	1,180,330
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	[c]	2,023,255
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	[c]	3,643,110
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	[c]	1,977,414
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	[c]	1,098,526
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wheaton College Issue)	5.00	1/1/30	2,405,000	[c]	2,713,850
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Winchester Hospital Issue)	5.25	7/1/38	1,000,000		1,093,170
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000		1,187,712

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,227,192
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,062,180
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	350,000	359,314
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,358,532
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,184,635
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000	1,980,133
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000	1,336,724
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000	1,846,275
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000	6,603,233
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000	8,425,106
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000	2,560,640
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000	4,701,400
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000	1,879,178
Massachusetts Water
Resources Authority,
General Revenue	5.00	8/1/25	2,000,000	2,444,880
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000	1,799,160

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000		2,350,100
Metropolitan Boston Transit
Parking Corporation, Systemwide
Senior Lien Parking Revenue	5.00	7/1/24	1,320,000		1,579,644
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000		1,121,910
U.S. Related—15.0%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,725,000		1,726,828
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,246,320
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[d]	384,150
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,114,400
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,117,370
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,108,050
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000		499,965
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000		2,094,960
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,094,350
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,588,465

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000		2,624,425
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		1,017,920
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000		1,067,320
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	[d]	1,637,701
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		1,364,491
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000		2,119,089
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000		1,266,540
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,064,680
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000		2,802,775
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,215,120
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,794,475
Total Long-Term Municipal Investments
(cost $191,010,870)					207,463,189

14

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.5%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)	0.22	11/1/12	1,200,000	[c,e]	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC;
JPMorgan Chase Bank)	0.21	11/1/12	2,000,000	[c,e]	2,000,000
Total Short-Term Municipal Investments
(cost $3,200,000)					3,200,000

Total Investments (cost $194,210,870)			99.0%		210,663,189
Cash and Receivables (Net)			1.0%		2,155,912
Net Assets			100.0%		212,819,101

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c At October 31, 2012, the fund had $57,824,941 or 27.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note—rate shown is the interest rate in effect at October 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

16

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	14.0
AA		Aa		AA	46.6
A		A		A	14.7
BBB		Baa		BBB	18.9
BB		Ba		BB	.2
F1		MIG1/P1		SP1/A1	1.5
Not Rated[f]		Not Rated[f]		Not Rated[f]	4.1
					100.0

†	Based on total investments.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	17

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		194,210,870	210,663,189
Interest receivable			2,653,263
Receivable for shares of Beneficial Interest subscribed			150
Prepaid expenses			18,743
			213,335,345
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			129,794
Cash overdraft due to Custodian			65,691
Payable for shares of Beneficial Interest redeemed			260,102
Accrued expenses			60,657
			516,244
Net Assets ($)			212,819,101
Composition of Net Assets ($):
Paid-in capital			196,224,783
Accumulated undistributed investment income—net			7,306
Accumulated net realized gain (loss) on investments			134,693
Accumulated net unrealized appreciation
(depreciation) on investments			16,452,319
Net Assets ($)			212,819,101

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	40,334,612	4,170,014	168,314,475
Shares Outstanding	3,329,211	343,898	13,894,172
Net Asset Value Per Share ($)	12.12	12.13	12.11

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	4,365,941
Expenses:
Management fee—Note 3(a)	585,573
Shareholder servicing costs—Note 3(c)	146,748
Professional fees	32,846
Registration fees	17,408
Distribution fees—Note 3(b)	15,645
Custodian fees—Note 3(c)	11,829
Trustees’ fees and expenses—Note 3(d)	7,601
Prospectus and shareholders’ reports	7,094
Loan commitment fees—Note 2	1,045
Miscellaneous	17,819
Total Expenses	843,608
Less—reduction in fees due to earnings credits—Note 3(c)	(125)
Net Expenses	843,483
Investment Income—Net	3,522,458
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	120,075
Net unrealized appreciation (depreciation) on investments	2,975,869
Net Realized and Unrealized Gain (Loss) on Investments	3,095,944
Net Increase in Net Assets Resulting from Operations	6,618,402

See notes to financial statements.

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Operations ($):
Investment income—net	3,522,458	7,548,827
Net realized gain (loss) on investments	120,075	273,655
Net unrealized appreciation
(depreciation) on investments	2,975,869	16,035,247
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,618,402	23,857,729
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(638,369)	(1,367,965)
Class B Shares	—	(4,543)
Class C Shares	(49,785)	(101,732)
Class Z Shares	(2,826,998)	(6,059,925)
Net realized gain on investments:
Class A Shares	—	(154,086)
Class B Shares	—	(735)
Class C Shares	—	(14,342)
Class Z Shares	—	(637,769)
Total Dividends	(3,515,152)	(8,341,097)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,039,560	2,897,391
Class B Shares	—	541
Class C Shares	149,382	519,271
Class Z Shares	3,079,473	5,483,597
Dividends reinvested:
Class A Shares	487,888	1,154,936
Class B Shares	—	3,105
Class C Shares	20,382	46,132
Class Z Shares	2,170,436	5,197,001
Cost of shares redeemed:
Class A Shares	(1,487,250)	(3,511,581)
Class B Shares	—	(204,324)
Class C Shares	(114,620)	(164,594)
Class Z Shares	(5,639,352)	(10,237,233)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(294,101)	1,184,242
Total Increase (Decrease) in Net Assets	2,809,149	16,700,874
Net Assets ($):
Beginning of Period	210,009,952	193,309,078
End of Period	212,819,101	210,009,952
Undistributed investment income—net	7,306	—

20

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	86,146	251,067
Shares issued for dividends reinvested	40,417	99,624
Shares redeemed	(123,317)	(302,552)
Net Increase (Decrease) in Shares Outstanding	3,246	48,139
Class Bb
Shares sold	—	46
Shares issued for dividends reinvested	—	269
Shares redeemed	—	(17,234)
Net Increase (Decrease) in Shares Outstanding	—	(16,919)
Class C
Shares sold	12,355	44,609
Shares issued for dividends reinvested	1,688	3,972
Shares redeemed	(9,477)	(14,528)
Net Increase (Decrease) in Shares Outstanding	4,566	34,053
Class Z
Shares sold	255,461	473,828
Shares issued for dividends reinvested	179,827	448,339
Shares redeemed	(468,982)	(883,774)
Net Increase (Decrease) in Shares Outstanding	(33,694)	38,393

a	Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 8,110 Class B shares representing $96,574 were automatically converted to 8,098 Class A shares.
See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	11.94		11.05	11.44	10.91	11.29	11.66
Investment Operations:
Investment income—net[a]	.19		.41	.43	.45	.46	.46
Net realized and unrealized
gain (loss) on investments	.18		.94	(.33)	.54	(.36)	(.36)
Total from Investment Operations	.37		1.35	.10	.99	.10	.10
Distributions:
Dividends from
investment income—net	(.19)		(.41)	(.43)	(.45)	(.46)	(.46)
Dividends from net realized
gain on investments	—		(.05)	(.06)	(.01)	(.02)	(.01)
Total Distributions	(.19)		(.46)	(.49)	(.46)	(.48)	(.47)
Net asset value, end of period	12.12		11.94	11.05	11.44	10.91	11.29
Total Return (%)[b]	3.13	[c]	12.40	.94	9.16	1.07	.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94	[d]	.95	.94	.94	.94	.93
Ratio of net expenses
to average net assets	.94	[d]	.95	.94	.94	.94	.92
Ratio of net investment income
to average net assets	3.16	[d]	3.56	3.84	4.00	4.25	4.01
Portfolio Turnover Rate	7.04	[c]	11.44	15.03	12.60	9.04	18.21
Net Assets, end of period
($ x 1,000)	40,335		39,705	36,232	41,909	39,079	44,178

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

22

Six Months Ended
October 31, 2012				Year Ended April 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	11.95		11.06	11.45	10.92	11.30	11.67
Investment Operations:
Investment income—net[a]	.15		.32	.35	.36	.38	.37
Net realized and unrealized
gain (loss) on investments	.18		.94	(.33)	.54	(.36)	(.36)
Total from Investment Operations	.33		1.26	.02	.90	.02	.01
Distributions:
Dividends from
investment income—net	(.15)		(.32)	(.35)	(.36)	(.38)	(.37)
Dividends from net realized
gain on investments	—		(.05)	(.06)	(.01)	(.02)	(.01)
Total Distributions	(.15)		(.37)	(.41)	(.37)	(.40)	(.38)
Net asset value, end of period	12.13		11.95	11.06	11.45	10.92	11.30
Total Return (%)[b]	2.73	[c]	11.54	.20	8.33	.32	.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[d]	1.71	1.68	1.70	1.69	1.68
Ratio of net expenses
to average net assets	1.71	[d]	1.71	1.68	1.70	1.69	1.67
Ratio of net investment income
to average net assets	2.39	[d]	2.79	3.09	3.21	3.51	3.26
Portfolio Turnover Rate	7.04	[c]	11.44	15.03	12.60	9.04	18.21
Net Assets, end of period
($ x 1,000)	4,170		4,054	3,377	3,362	3,163	3,314

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012				Year Ended April 30,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	11.94		11.05	11.44	10.91	11.29	11.66
Investment Operations:
Investment income—net[a]	.20		.44	.46	.47	.48	.48
Net realized and unrealized
gain (loss) on investments	.17		.94	(.33)	.54	(.36)	(.36)
Total from Investment Operations	.37		1.38	.13	1.01	.12	.12
Distributions:
Dividends from
investment income—net	(.20)		(.44)	(.46)	(.47)	(.48)	(.48)
Dividends from net realized
gain on investments	—		(.05)	(.06)	(.01)	(.02)	(.01)
Total Distributions	(.20)		(.49)	(.52)	(.48)	(.50)	(.49)
Net asset value, end of period	12.11		11.94	11.05	11.44	10.91	11.29
Total Return (%)	3.15	[b]	12.64	1.16	9.39	1.28	1.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[c]	.74	.73	.73	.73	.71
Ratio of net expenses
to average net assets	.73	[c]	.74	.73	.73	.73	.70
Ratio of net investment income
to average net assets	3.37	[c]	3.78	4.05	4.18	4.46	4.23
Portfolio Turnover Rate	7.04	[b]	11.44	15.03	12.60	9.04	18.21
Net Assets, end of period
($ x 1,000)	168,314		166,251	153,513	167,326	160,394	177,652

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

26

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	210,663,189	—	210,663,189

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amorti-

28

zation of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was as follows: tax-exempt income $7,535,214, ordinary income $28,143 and long-term capital gains $777,740. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 10, 2012, the $225 million unsecured credit facility with Citibank, N.A., was decreased to $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on October 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2012, the Distributor retained $420 from commissions earned on sales of the fund’s Class A shares.

30

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .50% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2012, Class C shares were charged $15,645, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2012, Class A and Class C shares were charged $50,650 and $5,215, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2012, Class Z shares were charged $39,642 pursuant to the Shareholders Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $27,147 for transfer agency services and $824 for cash management services. Cash management fees were partially offset by earnings credits of $97. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2012, the fund was charged $11,829 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended October 31, 2012, the fund was charged $916 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $28.

During the period ended October 31, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $99,305, Distribution Plan fees $2,655, Shareholder Services Plan fees $9,465, custodian fees $5,400, Chief Compliance Officer fees $2,654 and transfer agency per account fees $10,315.

32

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2012, amounted to $14,626,296 and $16,769,295, respectively.

At October 31, 2012, accumulated net unrealized appreciation on investments was $16,452,319, consisting of $17,607,421 gross unrealized appreciation and $1,155,102 gross unrealized depreciation.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

34

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group median for various periods, ranking in the fourth quartile of the Performance Group for most of the periods, and was generally above the Performance Universe median for the various peri-ods.The Board also noted that the fund’s yield performance was at or below the Performance Group median for all of the ten one-year periods ended June 30th, and at or above the Performance Universe median for seven of the ten one-year periods ended June 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund outperformed its Lipper category average in seven of the past ten calendar years. Dreyfus representatives discussed with the Board the reasons for

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the relative underperformance of the fund’s total return compared to the Performance Group and Performance Universe medians for the applicable periods and Dreyfus’ efforts to improve performance. The Board also received a presentation from the fund’s portfolio managers during which they discussed the fund’s investment strategy, including the emphasis on quality given the current market environment, and the factors that affected the fund’s performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board

36

concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with fund management’s efforts to improve performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general

38

market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	39

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
22	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Minnesota Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

     We are pleased to present this semiannual report for Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally advanced during the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including the potential effects of the European financial crisis and slower growing emerging markets on U.S. exports.

In light of current uncertainties surrounding fiscal policy and tax reforms, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a successful resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy over the second half of the new year. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by David Belton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2012, Class A shares of Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 1.75%, and Class C shares returned 1.30%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Minnesota, achieved a total return of 3.34% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices during the reporting period. The fund produced lower returns than its benchmark, as Minnesota bonds generally lagged national market averages. In addition, overweighted exposure to bonds issued on behalf of utilities and construction of single family homes undermined the fund’s relative performance.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

bond market. We actively trade among various sectors, such as health care, water and sewer, and municipal electric or dedicated tax-secured, based on our appraisal of their relative value.

Supply-and-Demand Dynamics Supported Municipal Bonds

The reporting period began in the wake of several months of U.S. economic recovery, in which investors responded positively to employment gains and increased manufacturing activity. However, the sustainability of the recovery was called into question in the spring, when the U.S. labor market’s rebound slowed as the public sector shed jobs and the private sector’s employment gains proved more anemic than expected.

Although these headwinds sparked a renewed flight to perceived safe havens, such as U.S. Treasury securities, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand from investors seeking higher levels of after-tax income. Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. From a credit quality perspective, Minnesota’s unemployment rate has remained lower than national averages, supporting tax revenues and the state’s fiscal condition.

In this environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged market averages.

Minnesota Bonds Lagged National Market Averages

The fund’s relative performance was hampered by the underperformance of Minnesota municipal securities compared to national averages. Minnesota primarily issues high-grade securities, which lagged at a time when investors sought higher yields from lower rated securities. In addition, the fund was hurt by overweighted exposure to municipal bonds backed by utilities and construction projects for single family homes. Finally, one of the fund’s holdings was subject to a credit-rating downgrade during the reporting period.

4

The fund achieved better relative results through an emphasis on higher yielding, revenue-backed municipal bonds, with especially robust contributions from securities backed by revenues from hospitals, educational institutions, and the state’s settlement of litigation with U.S. tobacco companies. Moreover, the fund benefited from a relatively long average duration, which boosted its participation in market rallies when long-term interest rates declined.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to uncertainty regarding future fiscal policies.We expect market volatility to increase at times amid potentially contentious negotiations to avert automatic federal tax hikes and spending cuts scheduled for early 2013. However, Minnesota fared better than most other states during the downturn, and we expect the state’s credit conditions to remain sound. Therefore, we have continued to favor income-oriented municipal bonds over their lower yielding counterparts, and we have maintained the fund’s average duration in a range we consider slightly longer than market averages. In addition, we have continued to monitor the market for more attractive relative values among Minnesota municipal bonds.

November 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation. Had these expenses not been absorbed, returns would have been lower. Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class C
Expenses paid per $1,000†	$ 4.63	$ 8.52
Ending value (after expenses)	$ 1,017.50	$ 1,013.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2012

Class A Class C

Expenses paid per $1,000† $ 4.63 $ 8.54 Ending value (after expenses) $1,020.62 $1,016.74

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A and 1.68% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.7%	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—93.5%
Andover Economic Development
Authority, Public Facility LR (City
of Andover Community Center)	5.20	2/1/34	885,000		931,480
Andover Economic Development
Authority, Public Facility LR (City
of Andover Community Center)	5.20	2/1/34	615,000		647,300
Blooming Prairie Independent
School District Number 756,
GO School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	4.75	1/1/27	1,400,000		1,571,934
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan—Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000		2,710,692
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	353,032		375,647
Hennepin County,
GO	4.00	12/1/17	1,140,000		1,324,019
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000		1,727,415
Hutchinson,
Public Utility Revenue	5.00	12/1/22	200,000		246,382
Lakeville Independent School
District Number 194, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; FGIC)	5.50	2/1/24	5,700,000		5,767,146
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National Public
Finance Guarantee Corp.)	0.00	2/1/17	1,275,000	[a]	1,216,669

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/22	2,500,000		3,236,775
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/23	2,000,000		2,565,640
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/25	2,000,000		2,534,160
Minneapolis,
GO	0.00	12/1/14	1,825,000	[a]	1,810,546
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	3,000,000		3,710,040
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000		1,006,120
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Childrens’s Health Care)	5.25	8/15/35	1,000,000		1,147,350
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000		1,054,050
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000		2,411,736
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care System Revenue
(Allina Health System)	5.25	11/15/29	1,000,000		1,126,660

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minneapolis and Saint Paul
Metropolitan Airports Commission,
Senior Airport Revenue	5.00	1/1/22	2,000,000	2,268,740
Minneapolis-Saint Paul
Metropolitan Airports Commission,
Subordinate Airport Revenue	5.00	1/1/26	1,000,000	1,180,730
Minnesota,
911 Revenue (Public Safety
Radio Communications
System Project)	5.00	6/1/25	1,000,000	1,180,990
Minnesota,
GO (State Trunk
Highway Bonds)	5.00	8/1/22	1,500,000	1,931,775
Minnesota,
GO (Various Purpose)	5.00	8/1/22	2,500,000	3,219,625
Minnesota,
GO (Various Purpose)	5.00	8/1/25	2,500,000	3,144,550
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	150,336
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,157,930
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica, Inc.)	5.13	12/1/40	750,000	811,912
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	858,405
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	6/1/35	1,635,000	1,894,311
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College)	5.00	10/1/21	1,000,000	1,188,610
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,089,690

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,703,640
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,905,836
Minnesota Housing Finance
Agency, Residential Housing
Finance Revenue	4.65	7/1/22	2,090,000	2,192,870
Minnesota Housing Finance
Agency, Residential Housing
Finance Revenue	5.10	7/1/38	1,790,000	1,860,956
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	2,175,340
Minnesota Office of Higher
Education, Supplemental
Student Loan Program Revenue	5.00	11/1/29	1,750,000	1,975,400
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000	3,042,150
Northfield,
HR	5.38	11/1/31	1,240,000	1,301,752
Olmsted County,
GO Crossover Bonds	5.00	2/1/21	750,000	956,040
Ramsey,
LR (Pact Charter School Project)	6.75	12/1/33	1,000,000	1,037,850
Rochester,
GO Waste Water Revenue	5.00	2/1/22	1,500,000	1,914,330
Rochester,
GO Waste Water Revenue	5.00	2/1/24	1,795,000	2,251,253
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000	1,214,810
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000	1,160,880

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Rosemount-Apple Valley-Eagan
Independent School District
Number 196, GO School Building
Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	4/1/14	2,960,000	[a]	2,944,549
Saint Cloud,
Health Care Revenue
(CentraCare Health System)	5.13	5/1/30	1,000,000		1,115,100
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.50	5/1/39	2,000,000		2,229,760
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,135,870
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,410,520
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		715,474
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		811,935
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,244,740
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[a]	3,005,331

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[a]	2,942,194
Tobacco Securitization Authority
of Minnesota, Tobacco
Settlement Revenue Bonds	5.25	3/1/31	2,500,000		2,789,750
Todd, Morrison, Cass and Wadena
Counties United Hospital District,
Health Care Facility Revenue
(Lakewood Health System)	5.00	12/1/21	1,000,000		1,057,890
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,246,060
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,772,910
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		1,063,384
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	610,000		611,263
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/30	1,000,000		1,208,700
Willmar,
GO, HR (Rice Memorial
Hospital Project)	5.00	2/1/24	1,000,000		1,211,170

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,594,020
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.00	7/1/34	500,000	528,220
U.S. Related—3.2%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000	499,965
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,000,000	2,058,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,250,000	1,384,450

Total Investments (cost $110,285,526)			96.7%	119,473,827
Cash and Receivables (Net)			3.3%	4,022,982
Net Assets			100.0%	123,496,809

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	16.1
AA		Aa		AA	43.3
A		A		A	31.8
BBB		Baa		BBB	6.2
CC		Ca		CC	.9
Not Rated[b]		Not Rated[b]		Not Rated[b]	1.7
					100.0

†	Based on total investments.
b	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	110,285,526	119,473,827
Cash		3,913,911
Interest receivable		1,564,841
Receivable for shares of Beneficial Interest subscribed		40,350
Prepaid expenses		12,813
		125,005,742
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		98,666
Payable for investment securities purchased		1,173,220
Payable for shares of Beneficial Interest redeemed		183,699
Accrued expenses		53,348
		1,508,933
Net Assets ($)		123,496,809
Composition of Net Assets ($):
Paid-in capital		113,655,281
Accumulated undistributed investment income—net		19,326
Accumulated net realized gain (loss) on investments		633,901
Accumulated net unrealized appreciation
(depreciation) on investments		9,188,301
Net Assets ($)		123,496,809

Net Asset Value Per Share
	Class A	Class C
Net Assets ($)	116,480,132	7,016,677
Shares Outstanding	7,407,313	445,486
Net Asset Value Per Share ($)	15.73	15.75

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	2,657,988
Expenses:
Management fee—Note 3(a)	343,169
Shareholder servicing costs—Note 3(c)	184,161
Professional fees	28,928
Distribution fees—Note 3(b)	28,444
Registration fees	11,234
Prospectus and shareholders’ reports	7,911
Custodian fees—Note 3(c)	7,195
Trustees’ fees and expenses—Note 3(d)	2,753
Loan commitment fees—Note 2	613
Miscellaneous	14,547
Total Expenses	628,955
Less—reduction in expenses due to undertaking—Note 3(a)	(31,190)
Less—reduction in fees due to earnings credits—Note 3(c)	(40)
Net Expenses	597,725
Investment Income—Net	2,060,263
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,103,433
Net unrealized appreciation (depreciation) on investments	(1,095,057)
Net Realized and Unrealized Gain (Loss) on Investments	8,376
Net Increase in Net Assets Resulting from Operations	2,068,639

See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Operations ($):
Investment income—net	2,060,263	4,669,668
Net realized gain (loss) on investments	1,103,433	814,789
Net unrealized appreciation
(depreciation) on investments	(1,095,057)	6,942,267
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,068,639	12,426,724
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,943,936)	(4,397,461)
Class B Shares	—	(4,516)
Class C Shares	(97,001)	(225,322)
Total Dividends	(2,040,937)	(4,627,299)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,935,614	5,883,696
Class C Shares	343,782	834,916
Dividends reinvested:
Class A Shares	1,646,503	3,629,567
Class B Shares	—	4,195
Class C Shares	70,056	164,592
Cost of shares redeemed:
Class A Shares	(4,461,920)	(12,386,275)
Class B Shares	—	(369,019)
Class C Shares	(911,353)	(963,476)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	622,682	(3,201,804)
Total Increase (Decrease) in Net Assets	650,384	4,597,621
Net Assets ($):
Beginning of Period	122,846,425	118,248,804
End of Period	123,496,809	122,846,425
Undistributed investment income—net	19,326	—

18

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	249,905	382,647
Shares issued for dividends reinvested	104,348	236,312
Shares redeemed	(283,151)	(808,978)
Net Increase (Decrease) in Shares Outstanding	71,102	(190,019)
Class Bb
Shares issued for dividends reinvested	—	277
Shares redeemed	—	(24,182)
Net Increase (Decrease) in Shares Outstanding	—	(23,905)
Class C
Shares sold	21,747	54,048
Shares issued for dividends reinvested	4,432	10,695
Shares redeemed	(57,659)	(62,910)
Net Increase (Decrease) in Shares Outstanding	(31,480)	1,833

a	Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 18,461 Class B shares representing $280,881 were automatically converted to 18,491 Class A shares.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.72		14.73	15.17	14.67	14.96	15.32
Investment Operations:
Investment income—net[a]	.27		.60	.61	.60	.63	.64
Net realized and unrealized
gain (loss) on investments	—		.99	(.45)	.50	(.24)	(.36)
Total from Investment Operations	.27		1.59	.16	1.10	(.39)	.28
Distributions:
Dividends from
investment income—net	(.26)		(.60)	(.60)	(.60)	(.62)	(.64)
Dividends from net realized
gain on investments	—		—	—	—	(.06)	—
Total Distributions	(.26)		(.60)	(.60)	(.60)	(.68)	(.64)
Net asset value, end of period	15.73		15.72	14.73	15.17	14.67	14.96
Total Return (%)[b]	1.75	[c]	10.94	1.04	7.61	2.89	1.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.97	.96	.94	.98	1.11
Ratio of net expenses
to average net assets	.91	[d]	.91	.96	.94	.98	1.10
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	—	.02	.15
Ratio of net investment income
to average net assets	3.35	[d]	3.92	4.01	4.02	4.35	4.21
Portfolio Turnover Rate	16.05	[c]	9.95	15.17	12.88	14.21	14.69
Net Assets, end of period
($ x 1,000)	116,480		115,336	110,885	123,363	114,357	105,393

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

20

Six Months Ended
October 31, 2012				Year Ended April 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.75		14.76	15.19	14.70	14.98	15.35
Investment Operations:
Investment income—net[a]	.21		.48	.49	.49	.51	.52
Net realized and unrealized
gain (loss) on investments	(.01)		.99	(.43)	.48	(.21)	(.37)
Total from Investment Operations	.20		1.47	.06	.97	.30	.15
Distributions:
Dividends from
investment income—net	(.20)		(.48)	(.49)	(.48)	(.52)	(.52)
Dividends from net realized
gain on investments	—		—	—	—	(.06)	—
Total Distributions	(.20)		(.48)	(.49)	(.48)	(.58)	(.52)
Net asset value, end of period	15.75		15.75	14.76	15.19	14.70	14.98
Total Return (%)[b]	1.30	[c]	10.08	.35	6.72	2.18	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73	[d]	1.73	1.72	1.71	1.75	1.86
Ratio of net expenses
to average net assets	1.68	[d]	1.67	1.72	1.71	1.75	1.86
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	—	.02	.15
Ratio of net investment income
to average net assets	2.59	[d]	3.16	3.25	3.25	3.57	3.44
Portfolio Turnover Rate	16.05	[c]	9.95	15.17	12.88	14.21	14.69
Net Assets, end of period
($ x 1,000)	7,017		7,511	7,012	7,039	6,057	4,867

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Minnesota Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Minnesota state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

22

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence

24

the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	119,473,827	—	119,473,827

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years

26

prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $599,658 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was as follows: tax exempt income $4,618,884 and ordinary income $8,415.The tax-character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 10, 2012, the $225 million unsecured credit facility with Citibank, N.A., was decreased to $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreed, until July 31, 2012, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $31,190 during the period ended October 31, 2012.

During the period ended October 31, 2012, the Distributor retained $2,863 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets. During the period ended October 31, 2012, Class C shares were charged $28,444, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2012, Class A and Class C shares were charged $146,505 and $9,481, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29,

28

2012, cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $8,269 for transfer agency services and $264 for cash management services. Cash management fees were partially offset by earnings credits of $31.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2012, the fund was charged $7,195 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended February 28, 2011, the fund was charged $295 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $9.

During the period ended October 31, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $57,905, Distribution Plan fees $4,599, Shareholder Services Plan fees $26,323, custodian fees $3,732, Chief Compliance Officer fees $2,654 and transfer agency per account fees $3,453.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2012, amounted to $19,312,523 and $19,745,803, respectively.

At October 31, 2012, accumulated net unrealized appreciation on investments was $9,188,301 consisting of $10,658,376 gross unrealized appreciation and $1,470,075 gross unrealized depreciation.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On November 7, 2012, the Board on behalf of the fund and on November 6, 2012, the Board of Directors of Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), approved an Agreement and Plan of Reorganization. The merger is subject to the approval of the shareholders of the fund at a meeting to be held on or about February 28, 2013. If approved, the merger is anticipated to occur on or about April 19, 2013.The merger provides for the fund to transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A and Class C shares of the Acquiring Fund’s equal value to the assets less liabilities of the fund.The Acquiring Fund’s Class A and Class C shares will then be distributed to the fund’s shareholders on a pro rata basis in liquidation of the fund.The fund will be closed to new investors on November 26, 2012.

30

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally below the Performance Group and Performance Universe medians, ranking in the fourth quartile of the Performance Group in several periods. The Board also noted that the fund’s yield performance was at or above the Performance Group median for nine of the ten one-year periods ended June 30th, and above the Performance Universe median for all ten of the one-year periods ended June 30th, including several periods in the first quartile. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund outperformed its Lipper category average in eight of the ten calendar years. Dreyfus representatives discussed with the Board the reasons for the

32

relative underperformance of the fund’s total return compared to the Performance Group and Performance Universe medians for the applicable periods and Dreyfus’ efforts to improve performance.The Board also received a presentation from the fund’s portfolio managers during which they discussed the fund’s investment strategy, including the emphasis on quality given the current market environment, and the factors that affected the fund’s performance. Dreyfus representatives noted that the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus would expire as of July 31, 2012.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

34

  The Board generally was satisfied with fund management’s efforts to improve performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	35

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
22	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Ohio Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

     We are pleased to present this semiannual report for Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally advanced during the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including the potential effects of the European financial crisis and slower growing emerging markets on U.S. exports.

In light of current uncertainties surrounding fiscal policy and tax reforms, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a successful resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy over the second half of the new year. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by David Belton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2012, Class A shares of Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.37%, and Class C shares returned 2.98%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Ohio, achieved a total return of 3.34% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices during the reporting period.The fund’s Class A shares produced a return that was roughly in line with its benchmark, as the benefits of overweighted exposure to revenue-backed bonds was balanced by weaker results from Puerto Rico securities and high-grade municipal bonds backed by special taxes. However, the fund’s Class C shares produced a return that was lower than its benchmark.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. In addition, we select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as health care, water and sewer, and municipal electric or dedicated tax-secured, based on our appraisal of their relative value.

Supply-and-Demand Dynamics Supported Municipal Bonds

The reporting period began in the wake of several months of U.S. economic recovery, in which investors responded positively to employment gains and increased manufacturing activity. However, the recovery’s sustainability was called into question in the spring, when the U.S. labor market’s rebound slowed as the public sector shed jobs and the private sector’s employment gains proved more anemic than expected.

Although these headwinds sparked a renewed flight to perceived safe havens, such as U.S. Treasury securities, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand from investors seeking higher levels of after-tax income. Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. From a credit quality perspective, Ohio’s fiscal condition has improved as the U.S. automotive sector rebounded and the state took the difficult steps required to balance its budget.

In this environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged market averages.

Income-Oriented Securities Buoyed Relative Performance

Although Ohio municipal bonds generally lagged national market averages over the reporting period, the fund largely made up the difference through a focus on higher yielding, revenue-backed bonds. The fund achieved especially robust results from municipal bonds backed by revenues from hospitals, educational institutions, essential municipal services, and the state’s settlement of litigation with U.S. tobacco companies.The fund also received strong contributions to relative performance from underweighted exposure to lower yielding general obligation bonds and securities

4

issued on behalf of the public power authority. Moreover, a relatively long average duration boosted the fund’s participation in market rallies when long-term interest rates declined.

Disappointments during the reporting period were relatively limited, concentrated mainly among higher quality, lower yielding special tax bonds. In addition, the fund’s holdings of Puerto Rico bonds, which are tax-exempt for Ohio residents, weighed on relative performance.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to uncertainty regarding future fiscal policies.We expect market volatility to increase at times amid potentially contentious negotiations to avert automatic federal tax hikes and spending cuts scheduled for early 2013. However, Ohio has made strong economic progress, and we expect the state’s credit condition to remain sound. Therefore, we have continued to favor income-oriented municipal bonds, and we have maintained the fund’s average duration in a range we consider slightly longer than market averages. In addition, we have continued to monitor the market for more attractive relative values among Ohio municipal bonds.

November 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class C
Expenses paid per $1,000†	$ 4.87	$ 8.80
Ending value (after expenses)	$ 1,033.70	$ 1,029.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012
	Class A	Class C
Expenses paid per $1,000†	$ 4.84	$ 8.74
Ending value (after expenses)	$ 1,020.42	$ 1,016.53

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A and 1.72% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.5%	Rate (%)	Date	Amount ($)	Value ($)
Ohio—83.4%
Akron,
GO	6.00	12/1/12	345,000	346,670
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000	2,890,925
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy
Center Project)	5.00	2/15/21	375,000	456,562
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/16	700,000	718,039
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/21	730,000	783,224
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/25	500,000	520,305
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/30	400,000	409,136
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty
Ohio Project)	5.00	12/1/35	1,000,000	1,014,350
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,475,000	2,162,407
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000	2,433,080
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,000,000	2,234,860

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,858,923
Cincinnati,
Water System Revenue	5.00	12/1/23	2,275,000		2,811,809
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured;
AMBAC) (Prerefunded)	5.25	10/1/13	2,375,000	[a]	2,481,305
Cleveland,
Airport System Revenue	5.00	1/1/20	1,500,000		1,736,610
Cleveland,
Airport System Revenue	5.00	1/1/31	1,000,000		1,116,300
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000		10,130,800
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,398,571
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000		3,026,200
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	1,245,000		1,272,328
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,711,835
Columbus,
Limited Tax GO	5.00	7/15/14	1,270,000		1,371,536
Columbus,
Limited Tax GO (Various Purpose)	5.00	2/15/20	2,000,000		2,512,500
Cuyahoga Community
College District, General
Receipts Bonds	5.00	8/1/25	2,500,000		2,902,650

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Franklin County,
Hospital Facilities Revenue
(OhioHealth Corporation)	5.00	11/15/20	700,000		846,496
Franklin County,
Hospital Improvement Revenue
(Nationwide Children’s
Hospital Project)	5.00	11/1/34	3,850,000		4,242,199
Hamilton County,
Sales Tax Revenue
(Insured; AMBAC)	0.00	12/1/27	10,000,000	[b]	5,338,300
Hancock County,
Hospital Facilities Revenue
(Blanchard Valley Regional
Health Center)	5.00	12/1/21	1,500,000		1,715,610
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000	[b]	1,645,997
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[b]	1,631,698
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/25	2,000,000		2,406,160
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,447,416
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,639,476
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,500,000		2,716,350
Ohio,
Common Schools GO Bonds	5.00	9/15/18	1,500,000		1,842,300
Ohio,
Common Schools GO Bonds	5.00	9/15/18	3,500,000		4,298,700
Ohio,
Common Schools GO Bonds	5.00	9/15/21	1,000,000		1,267,580

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio,
Highway Capital Improvement GO
(Full Faith and Credit/Highway
User Receipts)	5.00	5/1/23	2,000,000		2,509,300
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	1,210,000		1,403,564
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	2,000,000	[a]	2,048,140
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System
Obligated Group)	5.50	1/1/43	3,000,000		3,311,760
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,867,844
Ohio State University,
General Receipts Bonds	5.00	12/1/23	40,000		52,256
Ohio State University,
General Receipts Bonds	5.00	12/1/23	960,000		1,217,789
Ohio State University,
General Receipts Bonds
(Prerefunded)	5.25	6/1/13	2,100,000	[a]	2,161,950
Ohio State University,
General Receipts Bonds
(Prerefunded)	5.25	6/1/13	525,000	[a]	540,430
Ohio University,
General Receipts Bonds	5.00	12/1/19	2,560,000		3,151,437
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality Series)	5.00	12/1/15	1,450,000		1,652,652
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality Series)	5.00	12/1/18	3,710,000		4,604,741

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio Water Development
Authority, Water Pollution
Control Loan Fund Revenue
(Water Quality Series)	5.00	12/1/23	2,000,000		2,481,620
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,020,000	[c]	1,868,641
Richland County,
GO Correctional Facilities
Bonds (Insured; Assured
Guaranty Municipal Corp.)	6.00	12/1/28	400,000		469,540
Summit County Port Authority,
Development Revenue
(Bond Fund Program-Twinsburg
Township Project)	5.13	5/15/25	385,000		389,793
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Midwest Terminals Project)	6.00	11/15/27	1,595,000		1,644,764
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,713,405
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,137,400
University of Cincinnati,
General Receipts Bonds	5.00	6/1/22	1,535,000		1,918,658
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,919,112
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	1,190,000		1,245,573
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000		1,179,390

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—15.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[b]	960,375
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,108,050
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	900,000		930,024
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000		499,965
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000		1,070,210
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	1,500,000		1,551,600
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,000,000		1,029,050
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000		1,094,650
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000		1,047,310
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	7/1/31	3,370,000		4,007,975
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,064,680
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,000,000		2,242,220
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000		1,938,230

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	2,545,000	2,554,162
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	1,500,000	1,676,685

Total Investments (cost $137,383,819)			98.5%	148,604,152
Cash and Receivables (Net)			1.5%	2,271,824
Net Assets			100.0%	150,875,976

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2012, this security was valued at $1,868,641 or 1.2% of net assets.

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	12.1
AA		Aa		AA	48.5
A		A		A	15.2
BBB		Baa		BBB	11.5
BB		Ba		BB	1.3
B		B		B	1.4
Not Rated[d]		Not Rated[d]		Not Rated[d]	10.0
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	137,383,819	148,604,152
Cash		474,357
Interest receivable		2,173,354
Receivable for shares of Beneficial Interest subscribed		36,000
Prepaid expenses		11,168
		151,299,031
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		119,494
Payable for shares of Beneficial Interest redeemed		251,433
Accrued expenses		52,128
		423,055
Net Assets ($)		150,875,976
Composition of Net Assets ($):
Paid-in capital		143,162,483
Accumulated undistributed investment income—net		14,238
Accumulated net realized gain (loss) on investments		(3,521,078)
Accumulated net unrealized appreciation
(depreciation) on investments		11,220,333
Net Assets ($)		150,875,976

Net Asset Value Per Share
	Class A	Class C
Net Assets ($)	144,192,637	6,683,339
Shares Outstanding	11,284,778	522,142
Net Asset Value Per Share ($)	12.78	12.80

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	3,111,247
Expenses:
Management fee—Note 3(a)	416,136
Shareholder servicing costs—Note 3(c)	226,544
Professional fees	30,483
Distribution fees—Note 3(b)	25,070
Registration fees	9,250
Prospectus and shareholders’ reports	8,144
Custodian fees—Note 3(c)	7,046
Trustees’ fees and expenses—Note 3(d)	4,560
Loan commitment fees—Note 2	746
Miscellaneous	15,426
Total Expenses	743,405
Less—reduction in fees due to earnings credits—Note 3(c)	(65)
Net Expenses	743,340
Investment Income—Net	2,367,907
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	108,438
Net unrealized appreciation (depreciation) on investments	2,442,970
Net Realized and Unrealized Gain (Loss) on Investments	2,551,408
Net Increase in Net Assets Resulting from Operations	4,919,315
See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Operations ($):
Investment income—net	2,367,907	5,037,644
Net realized gain (loss) on investments	108,438	260,574
Net unrealized appreciation
(depreciation) on investments	2,442,970	11,732,706
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,919,315	17,030,924
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,273,916)	(4,824,654)
Class B Shares	—	(5,924)
Class C Shares	(79,753)	(180,018)
Total Dividends	(2,353,669)	(5,010,596)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	6,257,757	8,638,593
Class B Shares	—	407
Class C Shares	276,025	512,782
Dividends reinvested:
Class A Shares	1,867,620	3,860,086
Class B Shares	—	4,942
Class C Shares	67,529	154,460
Cost of shares redeemed:
Class A Shares	(7,784,354)	(14,452,209)
Class B Shares	—	(337,071)
Class C Shares	(528,862)	(472,221)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	155,715	(2,090,231)
Total Increase (Decrease) in Net Assets	2,721,361	9,930,097
Net Assets ($):
Beginning of Period	148,154,615	138,224,518
End of Period	150,875,976	148,154,615
Undistributed investment income—net	14,238	—

18

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	493,150	701,424
Shares issued for dividends reinvested	146,997	318,312
Shares redeemed	(612,482)	(1,195,366)
Net Increase (Decrease) in Shares Outstanding	27,665	(175,630)
Class Bb
Shares sold	—	34
Shares issued for dividends reinvested	—	413
Shares redeemed	—	(27,667)
Net Increase (Decrease) in Shares Outstanding	—	(27,220)
Class C
Shares sold	21,715	42,538
Shares issued for dividends reinvested	5,307	12,726
Shares redeemed	(41,715)	(38,787)
Net Increase (Decrease) in Shares Outstanding	(14,693)	16,477

a	Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 18,578 Class B shares representing $227,464 were automatically converted to 18,573 Class A shares.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.56		11.54	11.99	11.53	12.20	12.63
Investment Operations:
Investment income—net[a]	.20		.43	.50	.53	.54	.52
Net realized and unrealized
gain (loss) on investments	.22		1.02	(.45)	.46	(.67)	(.43)
Total from Investment Operations	.42		1.45	.05	.99	(.13)	.09
Distributions:
Dividends from
investment income—net	(.20)		(.43)	(.50)	(.53)	(.54)	(.52)
Net asset value, end of period	12.78		12.56	11.54	11.99	11.53	12.20
Total Return (%)[b]	3.37	[c]	12.78	.38	8.71	(1.00)	.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[d]	.95	.96	.97	1.06	1.07
Ratio of net expenses
to average net assets	.95	[d]	.95	.96	.97	1.06	1.06
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	.02	.04	.11	.14
Ratio of net investment income
to average net assets	3.17	[d]	3.58	4.24	4.47	4.64	4.19
Portfolio Turnover Rate	4.11	[c]	27.12	15.63	15.70	7.73	12.00
Net Assets, end of period
($ x 1,000)	144,193		141,400	131,897	150,006	150,007	167,683

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

20

Six Months Ended
October 31, 2012				Year Ended April 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.58		11.56	12.02	11.55	12.23	12.65
Investment Operations:
Investment income—net[a]	.15		.34	.41	.44	.45	.43
Net realized and unrealized
gain (loss) on investments	.22		1.02	(.46)	.47	(.68)	(.42)
Total from Investment Operations	.37		1.36	(.05)	.91	(.23)	.01
Distributions:
Dividends from
investment income—net	(.15)		(.34)	(.41)	(.44)	(.45)	(.43)
Net asset value, end of period	12.80		12.58	11.56	12.02	11.55	12.23
Total Return (%)[b]	2.98	[c]	11.91	(.44)	7.97	(1.82)	.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	[d]	1.72	1.72	1.73	1.82	1.83
Ratio of net expenses
to average net assets	1.72	[d]	1.72	1.72	1.73	1.81	1.83
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	.02	.04	.11	.14
Ratio of net investment income
to average net assets	2.41	[d]	2.81	3.48	3.71	3.88	3.43
Portfolio Turnover Rate	4.11	[c]	27.12	15.63	15.70	7.73	12.00
Net Assets, end of period
($ x 1,000)	6,683		6,755	6,014	7,545	7,044	7,805

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company currently offering six series, including the Dreyfus Ohio Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Ohio state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

22

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

24

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	148,604,152	—	148,604,152

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of 3,710,417 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, $45,597 of the carryover expires in fiscal year 2013, $91,735 expires in fiscal year 2016, $197,779 expires in fiscal year 2017 and $3,375,306 expires in fiscal year 2018.

26

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was as follows: tax-exempt income $5,010,596. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 10, 2012, the $225 million unsecured credit facility with Citibank, N.A., was decreased to $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on October 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2012, the Distributor retained $3,297 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2012, Class C shares were charged $25,070 pursuant to the Distribution Plan.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2012, Class A and Class C shares were charged $180,796 and $8,357, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $15,537 for transfer agency services and $429 for cash management services. Cash management fees were partially offset by earnings credits of $50. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2012, the fund was charged $7,046 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash

28

management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended October 31, 2012, the fund was charged $477 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $15.

During the period ended October 31, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $71,088, Distribution Plan fees $4,249, Shareholder Services Plan fees $32,316, custodian fees $3,596, Chief Compliance Officer fees $2,654 and transfer agency fees $5,591.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2012, amounted to $6,820,597 and $6,023,668, respectively.

At October 31, 2012, accumulated net unrealized appreciation on investments was $11,220,333, consisting of $11,622,435 gross unrealized appreciation and $402,102 gross unrealized depreciation.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Subsequent Event:

On November 7, 2012, the Board of Trustees, on behalf of the fund and on November 6, 2012, the Board of Directors of Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), approved an Agreement and Plan of Reorganization.The merger is subject to the approval of the shareholders of the fund at a meeting to be held on or about February 28, 2013. If approved, the merger is anticipated to occur on or about April 26, 2013.The merger provides for the fund to transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A and Class C shares of the Acquiring Fund’s equal value to the assets less liabilities of the fund. The Acquiring Fund’s Class A and Class C shares will then be distributed to the fund’s shareholders on a pro rata basis in liquidation of the fund.The fund will be closed to new investors on November 26, 2012.

30

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally above the Performance Group and Performance Universe medians, ranking in the first quartile of the Performance Group and Performance Universe for several periods.The Board also noted that the fund’s yield performance was above the Performance Group and Performance Universe medians for nine of the ten one-year periods ended June 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

32

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

34

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	35

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
35	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

     We are pleased to present this semiannual report for Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally advanced during the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including the potential effects of the European financial crisis and slower growing emerging markets on U.S. exports.

In light of current uncertainties surrounding fiscal policy and tax reforms, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a successful resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy over the second half of the new year. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by Steven Harvey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2012, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.55%, Class C shares returned 3.15% and Class Z shares returned 3.65%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 3.34% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices during the reporting period.The fund’s Class A and Class Z shares produced higher returns than its benchmark, mainly due to an emphasis on longer-maturity and income-oriented securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state personal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

trade among various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Dynamics Buoyed Municipal Bonds

The reporting period began in the immediate wake of several months of U.S. economic recovery, in which investors responded positively to employment gains and increased manufacturing activity. However, new macroeconomic developments in the spring called the sustainability of the recovery into question. Most notably, the U.S. labor market’s rebound slowed when the public sector shed jobs and the private sector’s employment gains proved more anemic than expected.

These headwinds sparked a renewed flight to perceived safe havens, such as U.S.Treasury securities. However, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand as investors sought competitive levels of after-tax income in a low interest-rate environment. Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. Finally, Pennsylvania has taken the difficult steps necessary to balance its budget, and despite the isolated default of a local bond issue not held by the fund, credit conditions in the state generally have remained sound.

In this constructive environment, lower-rated and longer maturity municipal bonds led the market higher, on average, while highly rated and shorter-term securities generally lagged market averages.

Income-Oriented Securities Boosted Relative Performance

The fund benefited during the reporting period from its focus on higher yielding municipal bonds, including those backed by revenues from public projects such as airports and hospitals. Results were especially favorable among Pennsylvania municipal bonds with credit ratings in the “A” category.

4

The fund also received strong contributions to relative performance from longer dated municipal securities, which gained a degree of value as long-term interest rates fell. Underweighted exposure to low yielding escrowed bonds also helped the fund achieve higher returns than its benchmark.

Disappointments during the reporting period were relatively limited, concentrated mainly among higher quality, lower yielding market segments, such as higher-rated securities backed by revenues from essential municipal services.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to uncertainty regarding future fiscal policies from the federal government. We expect market volatility to increase at times amid potentially contentious negotiations to avert automatic federal tax hikes and spending cuts scheduled for early 2013.Therefore, while we have continued to favor income-oriented municipal bonds over their lower yielding counterparts, we have set the fund’s average duration in a range we consider to be roughly in line with market averages. In addition, we have maintained a larger-than-usual cash position to take advantage of more attractive relative values as they become available.

November 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class C	Class Z
Expenses paid per $1,000†	$ 4.87	$ 8.76	$ 3.85
Ending value (after expenses)	$ 1,035.50	$ 1,031.50	$ 1,036.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012
	Class A	Class C	Class Z
Expenses paid per $1,000†	$ 4.84	$ 8.69	$ 3.82
Ending value (after expenses)	$ 1,020.42	$ 1,016.59	$ 1,021.42

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.71% for Class C and .75% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.1%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania—85.5%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000	1,151,150
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000	1,144,150
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,138,450
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000	3,880,863
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,100,275
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000	1,579,859
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000	1,804,800
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000	1,782,191
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/29	1,250,000	1,469,725
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,135,000	5,197,133
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	487,041
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	898,700

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	6.13	11/15/14	2,000,000	[a]	2,232,060
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,598,200
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,600,000		1,680,912
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,334,865
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,063,080
Cumberland County Municipal
Authority, Revenue (Presbyterian
Homes Obligated Group Project)	5.35	1/1/20	515,000		516,782
Cumberland County Municipal
Authority, Revenue (Presbyterian
Homes Obligated Group Project)	5.45	1/1/21	885,000		887,770
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health System Project)	5.00	6/1/42	1,500,000		1,621,485
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000		3,299,544
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,720,755
Delaware River Port Authority,
Revenue	5.00	1/1/35	1,500,000		1,695,720
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,422,056

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,090,130
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[b]	829,770
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[b]	2,038,300
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[b]	1,977,773
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[b]	1,872,035
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[b]	1,814,698
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[b]	1,604,625
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	[b]	2,439,301
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/15/20	1,230,000		1,489,026
Monroeville Municipal Authority,
Sanitary Sewer Revenue (Insured;
National Public Finance Guarantee
Corp.) (Prerefunded)	5.25	12/1/12	50,000	[a]	50,210
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,134,710

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	2,000,000		2,216,000
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/16	1,250,000		1,328,363
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[b]	721,608
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project)
(Insured; Radian)	5.00	7/1/17	1,890,000		1,893,364
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.38	7/1/18	1,525,000		1,900,699
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,145,970
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/21	5,000,000		5,964,250
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,597,390
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University Foundation
Student Housing Project at
Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000		2,196,840
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000		1,314,665
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,536,457

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,112,980
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,182,400
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,945,000
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,428,064
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	1,380,000		1,382,125
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	760,000		777,214
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,187,500
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000		3,086,070
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,750,000		1,791,528
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	900,000		1,049,301
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	100,000	[a]	125,293
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000		2,283,380
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/37	5,325,000		6,010,274
Pennsylvania Turnpike Commission,
Turnpike Revenue
(Insured; AMBAC)	5.00	12/1/22	1,815,000		2,061,168

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000	1,136,729
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	3,000,000	3,670,860
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,835,275
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	532,256
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/22	2,000,000	2,058,220
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,710,735
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,025,340
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	979,192
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,707,072
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,231,267
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,668,918
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children’s
Hospital of Philadelphia Project)	5.00	7/1/25	1,800,000	2,109,600

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,706,079
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,218,297
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,166,240
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,139,590
Pittsburgh Urban Redevelopment
Authority, MFHR (West
Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,260,000	1,317,784
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000	2,249,040
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,140,000	1,143,922
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,450,060
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/17	1,055,000	1,119,766
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	1,110,000	1,176,744
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured; XLCA)	5.25	3/15/25	3,360,000	3,652,286

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/18	270,000		275,098
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	5/1/13	275,000	[a]	281,559
University Area Joint Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	11/1/19	1,500,000		1,811,745
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	2,135,000		2,172,939
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		795,534
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,359,400
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela
Health Project)	5.00	7/1/25	2,390,000		2,599,794
Wilson Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	3/15/16	1,300,000		1,301,248

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—12.6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,104,740
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,114,400
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,108,050
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	320,000	330,371
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,044,130
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,616,200
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	1,039,590
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,500,000	1,646,910
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,094,350
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	2,099,540
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	1,219,424
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,526,880
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	1,248,764

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,690,000	1,894,676
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,661,340
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,936,575
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,117,790

Total Investments (cost $180,441,145)			98.1%	193,692,366
Cash and Receivables (Net)			1.9%	3,662,648
Net Assets			100.0%	197,355,014

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

16

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	3.8
AA		Aa		AA	51.0
A		A		A	25.2
BBB		Baa		BBB	18.0
BB		Ba		BB	.7
Not Rated[c]		Not Rated[c]		Not Rated[c]	1.3
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		180,441,145	193,692,366
Cash			1,586,448
Interest receivable			2,424,398
Receivable for shares of Beneficial Interest subscribed			72,857
Prepaid expenses			12,444
			197,788,513
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			145,203
Payable for shares of Beneficial Interest redeemed			224,720
Accrued expenses			63,576
			433,499
Net Assets ($)			197,355,014
Composition of Net Assets ($):
Paid-in capital			183,324,161
Accumulated undistributed investment income—net			14,589
Accumulated net realized gain (loss) on investments			765,043
Accumulated net unrealized appreciation
(depreciation) on investments			13,251,221
Net Assets ($)			197,355,014

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	132,750,140	5,720,363	58,884,511
Shares Outstanding	7,858,081	338,459	3,486,204
Net Asset Value Per Share ($)	16.89	16.90	16.89

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	4,394,192
Expenses:
Management fee—Note 3(a)	541,544
Shareholder servicing costs—Note 3(c)	244,827
Professional fees	35,102
Distribution fees—Note 3(b)	21,072
Registration fees	12,381
Custodian fees—Note 3(c)	11,160
Prospectus and shareholders’ reports	8,906
Trustees’ fees and expenses—Note 3(d)	4,427
Loan commitment fees—Note 2	1,441
Miscellaneous	18,845
Total Expenses	899,705
Less—reduction in fees due to earnings credits—Note 3(c)	(121)
Net Expenses	899,584
Investment Income—Net	3,494,608
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,686,108
Net unrealized appreciation (depreciation) on investments	1,734,990
Net Realized and Unrealized Gain (Loss) on Investments	3,421,098
Net Increase in Net Assets Resulting from Operations	6,915,706

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Operations ($):
Investment income—net	3,494,608	7,467,761
Net realized gain (loss) on investments	1,686,108	729,628
Net unrealized appreciation
(depreciation) on investments	1,734,990	12,204,429
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,915,706	20,401,818
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,317,089)	(4,984,261)
Class B Shares	—	(5,584)
Class C Shares	(76,920)	(160,859)
Class Z Shares	(1,086,010)	(2,284,061)
Net realized gain on investments:
Class A Shares	—	(159,116)
Class B Shares	—	(204)
Class C Shares	—	(6,089)
Class Z Shares	—	(68,483)
Total Dividends	(3,480,019)	(7,668,657)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,259,283	7,494,115
Class B Shares	—	94
Class C Shares	400,363	837,923
Class Z Shares	1,801,923	3,604,872
Dividends reinvested:
Class A Shares	1,799,756	3,989,197
Class B Shares	—	5,106
Class C Shares	64,967	133,896
Class Z Shares	849,729	1,829,790
Cost of shares redeemed:
Class A Shares	(5,317,154)	(14,715,487)
Class B Shares	—	(347,555)
Class C Shares	(423,458)	(860,472)
Class Z Shares	(2,610,545)	(5,357,270)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	824,864	(3,385,791)
Total Increase (Decrease) in Net Assets	4,260,551	9,347,370
Net Assets ($):
Beginning of Period	193,094,463	183,747,093
End of Period	197,355,014	193,094,463
Undistributed investment income—net	14,589	—

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	254,062	461,144
Shares issued for dividends reinvested	107,103	246,671
Shares redeemed	(316,724)	(907,084)
Net Increase (Decrease) in Shares Outstanding	44,441	(199,269)
Class Bb
Shares sold	—	6
Shares issued for dividends reinvested	—	319
Shares redeemed	—	(21,476)
Net Increase (Decrease) in Shares Outstanding	—	(21,151)
Class C
Shares sold	23,887	51,159
Shares issued for dividends reinvested	3,864	8,276
Shares redeemed	(25,318)	(53,812)
Net Increase (Decrease) in Shares Outstanding	2,433	5,623
Class Z
Shares sold	107,707	221,045
Shares issued for dividends reinvested	50,575	113,152
Shares redeemed	(155,875)	(332,809)
Net Increase (Decrease) in Shares Outstanding	2,407	1,388

a	Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 11,168 Class B shares representing $178,651 were automatically converted to 11,154 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	16.60		15.51	15.96	15.28	15.67	16.19
Investment Operations:
Investment income—net[a]	.30		.63	.65	.66	.65	.64
Net realized and unrealized
gain (loss) on investments	.29		1.11	(.46)	.67	(.40)	(.53)
Total from Investment Operations	.59		1.74	.19	1.33	.25	.11
Distributions:
Dividends from
investment income—net	(.30)		(.63)	(.64)	(.65)	(.64)	(.63)
Dividends from net realized
gain on investments	—		(.02)	—	—	—	—
Total Distributions	(.30)		(.65)	(.64)	(.65)	(.64)	(.63)
Net asset value, end of period	16.89		16.60	15.51	15.96	15.28	15.67
Total Return (%)[b]	3.55	[c]	11.40	1.21	8.85	1.75	.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[d]	.95	.96	.94	.96	.99
Ratio of net expenses
to average net assets	.95	[d]	.95	.96	.94	.96	.98
Ratio of net investment income
to average net assets	3.51	[d]	3.91	4.09	4.17	4.27	4.02
Portfolio Turnover Rate	10.97	[c]	10.69	18.40	10.93	16.60	15.47
Net Assets, end of period
($ x 1,000)	132,750		129,697	124,286	137,969	130,611	138,054

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012				Year Ended April 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	16.61		15.52	15.97	15.29	15.68	16.20
Investment Operations:
Investment income—net[a]	.23		.51	.53	.54	.53	.52
Net realized and unrealized
gain (loss) on investments	.29		1.11	(.45)	.67	(.39)	(.53)
Total from Investment Operations	.52		1.62	.08	1.21	.14	(.01)
Distributions:
Dividends from
investment income—net	(.23)		(.51)	(.53)	(.53)	(.53)	(.51)
Dividends from net realized
gain on investments	—		(.02)	—	—	—	—
Total Distributions	(.23)		(.53)	(.53)	(.53)	(.53)	(.51)
Net asset value, end of period	16.90		16.61	15.52	15.97	15.29	15.68
Total Return (%)[b]	3.15	[c]	10.56	.46	8.03	1.00	(.04)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[d]	1.71	1.70	1.69	1.70	1.73
Ratio of net expenses
to average net assets	1.71	[d]	1.71	1.70	1.69	1.69	1.72
Ratio of net investment income
to average net assets	2.75	[d]	3.16	3.34	3.41	3.54	3.27
Portfolio Turnover Rate	10.97	[c]	10.69	18.40	10.93	16.60	15.47
Net Assets, end of period
($ x 1,000)	5,720		5,580	5,127	6,087	4,983	3,875

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

24

Six Months Ended
October 31, 2012				Year Ended April 30,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008 [a]
Per Share Data ($):
Net asset value,
beginning of period	16.60		15.51	15.96	15.28	15.67	15.98
Investment Operations:
Investment income—net[b]	.31		.67	.68	.69	.68	.29
Net realized and unrealized
gain (loss) on investments	.29		1.10	(.45)	.68	(.40)	(.32)
Total from Investment Operations	.60		1.77	.23	1.37	.28	(.03)
Distributions:
Dividends from
investment income—net	(.31)		(.66)	(.68)	(.69)	(.67)	(.28)
Dividends from net realized
gain on investments	—		(.02)	—	—	—	—
Total Distributions	(.31)		(.68)	(.68)	(.69)	(.67)	(.28)
Net asset value, end of period	16.89		16.60	15.51	15.96	15.28	15.67
Total Return (%)	3.65	[c]	11.64	1.41	9.10	1.96	(.18)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75	[d]	.74	.75	.72	.78	.78 [d]
Ratio of net expenses
to average net assets	.75	[d]	.74	.75	.72	.77	.77 [d]
Ratio of net investment income
to average net assets	3.72	[d]	4.13	4.29	4.40	4.48	4.37 [d]
Portfolio Turnover Rate	10.97	[c]	10.69	18.40	10.93	16.60	15.47
Net Assets, end of period
($ x 1,000)	58,885		57,818	54,006	57,175	55,649	62,102

a	From November 29, 2007 (commencement of initial offering) to April, 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Pennsylvania Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

26

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

28

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	193,692,366	—	193,692,366

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

30

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,018,895 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, $872,907 of the carryover expires in fiscal year 2013, $38,932 expires in fiscal year 2015 and $107,056 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was as follows: tax-exempt income $7,412,713 and ordinary income $255,944. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 10,

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2012, the $225 million unsecured credit facility with Citibank, N.A., was decreased to $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2012, the Distributor retained $5,994 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2012, Class C shares were charged $21,072 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2012, Class A and Class C shares were charged $165,787 and $7,024, respectively, pursuant to the Shareholder Services Plan.

32

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2012, Class Z shares were charged $13,062 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $28,148 for transfer agency services and $801 for cash management services. Cash management fees were partially offset by earnings credits of $94. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2012, the fund was charged $11,160 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Subsequent to May 29, 2012, the Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended October 31, 2012, the fund was charged $895 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $27.

During the period ended October 31, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $91,825, Distribution Plan fees $3,611, Shareholder Services Plan fees $29,282, custodian fees $5,314, Chief Compliance Officer fees $2,654 and transfer agent per account fees $12,517.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2012, amounted to $22,061,911 and $21,000,866, respectively.

At October 31, 2012, accumulated net unrealized appreciation on investments was $13,251,221, consisting of $13,629,459 gross unrealized appreciation and $378,238 gross unrealized depreciation.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

34

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group median and variously above and below the Performance Universe median for the various periods.The Board also noted that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended June 30th, and above or at the Performance Universe median for six of the ten one-year periods ended June 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund outperformed its Lipper category average in seven of the ten calendar years. Dreyfus representatives discussed with the Board the reasons for the relative

36

underperformance of the fund’s total return compared to the Performance Group and Performance Universe medians for the applicable periods and Dreyfus’ efforts to improve performance.The Board also received a presentation from the fund’s portfolio managers during which they discussed the fund’s investment strategy, including the emphasis on quality given the current market environment, and the factors that affected the fund’s performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with fund management’s efforts to improve performance, in light of the considerations described above.

38

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	39

NOTES

Item 2.                        Code of Ethics.

Not applicable.

Item 3.                        Audit Committee Financial Expert.

Not applicable.

Item 4.                        Principal Accountant Fees and Services.

Not applicable.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	December 19, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

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Exhibit A

Persons Covered by the Code of Ethics

Bradley J. Skapyak	President	(Principal Executive Officer)

James Windels	Treasurer	(Principal Financial and Accounting Officer)

Revised as of January 1, 2010